Shareholders' equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	May 30, 2014 Subsequent Event [Member]	May 30, 2014 Subsequent Event [Member] Maximum [Member]	Mar. 31, 2014 Affiliated companies	Mar. 31, 2013 Affiliated companies	Mar. 31, 2012 Affiliated companies
Class of Stock [Line Items]
Amounts available for distributions	¥ 583,354	¥ 538,021	¥ 483,126
Investee undistributed earnings equity method	136,112	125,944	50,922
Change in cumulative translation adjustment including reclassification adjustment, net of tax		9,844
Amount of income tax benefit allocated to reclassification adjustment		2,985
Dividends on common stock per share	¥ 17	¥ 8	¥ 6
Minimum tradable quantity of share lot	100
Common stock held in treasury, shares	104,932,139	111,602,349				2,119,761	1,257,966	908,498
Common stock held in treasury, value	72,090	70,514				1,143	2,161	1,985
Date of the board of directors				Apr. 30, 2014
Repurchased shares of common stock	40,054,831	19,209	50,093,031	100,000,000	100,000,000
Repurchased shares of common stock at cost				¥ 65,189	¥ 70,000